Income Taxes: - Reconciliation of Statutory Income Tax Rates to Effective Income Tax Rates (Details)	3 Months Ended				6 Months Ended				10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 26, 2021	Jun. 30, 2020	Mar. 28, 2020	Jun. 30, 2021	Jun. 26, 2021	Jun. 30, 2020	Jun. 27, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Effective Income Tax Rate Reconciliation, Percent
Statutory federal income tax rate										21.00%
Permanent differences:
Effective income tax rate	21.00%		21.00%		21.00%		21.00%		21.00%	0.00%		21.00%
Hman Group holdings Inc and subsidiaries
Effective Income Tax Rate Reconciliation, Percent
Statutory federal income tax rate											21.00%		21.00%	21.00%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available											0.60%		0.40%	0.90%
State and local income taxes, net of U.S. federal income tax benefit											5.70%		3.00%	1.40%
Change in valuation allowance and other items											1.60%		(1.20%)	(7.50%)
Adjustment for change in tax law											0.50%			(0.90%)
Permanent differences:
Acquisition and related transaction costs														(2.70%)
Meals and entertainment expense											(0.40%)		(0.20%)	(0.30%)
Reconciliation of tax provision to return											0.60%		(0.50%)
Reconciliation of other adjustments											(1.60%)		(1.00%)	1.20%
Effective income tax rate		(73.00%)		15.10%		29.70%		20.60%			27.80%		21.40%	13.20%